PURCHASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2017	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Amortized value of intellectual property		$ 101,032
Dividend Declared [Member]
Outstanding balance on acquisition		300,000	$ 300,000	$ 300,000
Purchase liability	$ 300,000
Purchase price	350,000
acquisition cost	50,000
Total purchase of intellectual property	350,000
Amortized value of intellectual property	$ 116,668
Impairment charge		$ 204,165